                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             of the PIMCO NACM Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

  Disclosure Relating to the PIMCO NACM Flex-Cap Value Fund and NACM Value Fund

Stephen Sexauer is a portfolio manager for the PIMCO NACM Flex-Cap Value Fund and the lead portfolio manager for the PIMCO NACM Value Fund. The disclosure in the Prospectus under "Management of the Funds--Sub-Adviser" is modified accordingly and the following information is also added therein:

Stephen Sexauer joined Nicholas-Applegate in 2003 as team leader for the Value Equity team and has lead portfolio management responsibilities for the firm's Large Cap Value Equity strategy. Mr. Sexauer spent the previous 13 years at Morgan Stanley Investment Management, where he was a senior portfolio manager. He earned his M.B.A. in economics and statistics from the University of Chicago and a B.S. in economics from the University of Illinois. He has 27 years of investment experience.

                Disclosure Relating to the PIMCO NACM Growth Fund

Carrie L. Boyko is a member of the PIMCO NACM Growth Fund's portfolio management team. The disclosure in the Prospectus under "Management of the Funds--Sub-Adviser" is modified accordingly and the following information is also added therein:

Carrie Boyko is an investment analyst with portfolio management and research responsibilities on the U.S. Large and Mid Cap Growth team. Prior to joining the firm in 1997, Ms. Boyko was with the Pershing Division of Donaldson, Lufkin & Jenrette. She earned her M.S.B.A. in finance and B.S.B.A. in management from San Diego State University. She has 12 years of investment experience.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                  to the Prospectus for Class A, B and C Shares
                         of PIMCO Asset Allocation Fund
                             Dated November 1, 2002

         The Asset Allocation Committee consists of the following persons: Mark Phelps, Lee R. Thomas, III and Ara J. Jelalian. Information about these persons is set forth in the Prospectus under "Management of the Funds--Asset Allocation Committee."


         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                         of PIMCO Asset Allocation Fund
                             Dated November 1, 2002

         The Asset Allocation Committee consists of the following persons: Mark Phelps, Lee R. Thomas, III and Ara J. Jelalian. Information about these persons is set forth in the Prospectus under "Management of the Funds--Asset Allocation Committee."


         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                      to the Prospectus for Class D Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

  Disclosure Relating to the PIMCO NACM Flex-Cap Value Fund and NACM Value Fund

         Stephen Sexauer is a portfolio manager for the PIMCO NACM Flex-Cap Value Fund and the lead portfolio manager for the PIMCO NACM Value Fund. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly and the following information is also added therein:

         Stephen Sexauer joined Nicholas-Applegate in 2003 as team leader for the Value Equity team and has lead portfolio management responsibilities for the firm's Large Cap Value Equity strategy. Mr. Sexauer spent the previous 13 years at Morgan Stanley Investment Management, where he was a senior portfolio manager. He earned his M.B.A. in economics and statistics from the University of Chicago and a B.S. in economics from the University of Illinois. He has 27 years of investment experience.

                Disclosure Relating to the PIMCO NACM Growth Fund

         Carrie L. Boyko is a member of the PIMCO NACM Growth Fund's portfolio management team. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly and the following information is also added therein:

         Carrie Boyko is an investment analyst with portfolio management and research responsibilities on the U.S. Large and Mid Cap Growth team. Prior to joining the firm in 1997, Ms. Boyko was with the Pershing Division of Donaldson, Lufkin & Jenrette. She earned her M.S.B.A. in finance and B.S.B.A. in management from San Diego State University. She has 12 years of investment experience.

              Disclosure Relating to the PIMCO PEA Opportunity Fund

         Mr. Michael F. Gaffney is no longer a portfolio manager for the PIMCO PEA Opportunity Fund. Michael Corelli and Jamie Michaelson are replacing Mr. Gaffney as co-portfolio managers for the PIMCO PEA Opportunity Fund. The disclosure in the Prospectus under "Management of the Funds--PIMCO Equity Advisors" is modified accordingly and the following information is also added therein:

         Mr. Corelli joined PIMCO Equity Advisors in 1999 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the business services, software and energy sectors. Previously, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has over 10 years of investment experience and received his B.A. from Bucknell University.

         Mr. Michaelson joined PIMCO Equity Advisors in 2000 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. Mr. Michaelson has over eight years of investment experience and received his B.A. from Bucknell University.

            Disclosure Relating to the PIMCO PEA Growth & Income Fund

         Mr. Peter C. Thoms is no longer a co-portfolio manager of the PIMCO PEA Growth & Income Fund. Mr. Kenneth W. Corba will remain as the sole portfolio manager of the Fund.

                Disclosure Relating to the PIMCO PEA Target Fund

         The Fund Summary for the PIMCO PEA Target Fund is revised to indicate that the "Approximate Number of Holdings" which the Fund intends to have is "up to 100." Previously, the Fund Summary indicated that the "Approximate Number of Holdings" which the Fund intended to have was between 40 to 60. Accordingly, the Summary Information table on page 4 of the Prospectus is also revised to indicate that the Fund's "Approximate Number of Holdings" is now "up to 100."

         Disclosure Relating to the PIMCO CCM Capital Appreciation Fund
                           and PIMCO CCM Mid-Cap Fund

Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Capital Appreciation Fund and PIMCO CCM Mid-Cap Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                      to the Prospectus for Class R Shares
                             Dated December 31, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

            Disclosure Relating to the PIMCO PEA Growth & Income Fund

         Mr. Peter C. Thoms is no longer a co-portfolio manager of the PIMCO PEA Growth & Income Fund. Mr. Kenneth W. Corba will remain as the sole portfolio manager of the Fund.

         Disclosure Relating to the PIMCO CCM Capital Appreciation Fund
                           and PIMCO CCM Mid-Cap Fund

         Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Capital Appreciation Fund and PIMCO CCM Mid-Cap Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.

                Disclosure Relating to the PIMCO CCM Mid-Cap Fund

         The Fund Summary for the PIMCO CCM Mid-Cap Fund is revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. Accordingly, the Fund Summary and the Summary Information table on page 3 of the Prospectus are also revised to indicate that the Fund has an approximate capitalization range of more than $500 million, but excluding the 200 largest capitalization companies.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

               Disclosure Relating to the PIMCO CCM Mega-Cap Fund

         Effective on or about May 30, 2003, the PIMCO CCM Mega-Cap Fund will be renamed the PIMCO CCM Focused Growth Fund and all references to the PIMCO CCM Mega-Cap Fund in the Prospectus will be replaced with references to the PIMCO CCM Focused Growth Fund. Effective on or about May 30, 2003, the Fund Summary for the PIMCO CCM Focused Growth Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the Russell 1000 Growth Index with at least $100 million in market capitalization. Previously, the Fund Summary for the PIMCO CCM Mega-Cap Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with very large market capitalizations, which it defined as the 250 largest publicly traded companies in the United States in terms of market capitalization. Accordingly, the Summary Information table on page 4 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of at least $100 million.

              Disclosure Relating to the PIMCO PEA Opportunity Fund

         Mr. Michael F. Gaffney is no longer a portfolio manager for the PIMCO PEA Opportunity Fund. Michael Corelli and Jamie Michaelson are replacing Mr. Gaffney as co-portfolio managers for the PIMCO PEA Opportunity Fund. The disclosure in the Prospectus under "Management of the Funds--PIMCO Equity Advisors" is modified accordingly and the following information is also added therein:

         Mr. Corelli joined PIMCO Equity Advisors in 1999 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the business services, software and energy sectors. Previously, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has over 10 years of investment experience and received his B.A. from Bucknell University.

         Mr. Michaelson joined PIMCO Equity Advisors in 2000 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. Mr. Michaelson has over eight years of investment experience and received his B.A. from Bucknell University.

            Disclosure Relating to the PIMCO PEA Growth & Income Fund

         Mr. Peter C. Thoms is no longer a co-portfolio manager of the PIMCO PEA Growth & Income Fund. Mr. Kenneth W. Corba will remain as the sole portfolio manager of the Fund.

                Disclosure Relating to the PIMCO PEA Target Fund

         The Fund Summary for the PIMCO PEA Target Fund is revised to indicate that the "Approximate Number of Holdings" which the Fund intends to have is "up to 100." Previously, the Fund Summary indicated that the "Approximate Number of Holdings" which the Fund intended to have was between 40 to 60. Accordingly, the Summary Information table on page 4 of the Prospectus is also revised to indicate that the Fund's "Approximate Number of Holdings" is now "up to 100."

      Disclosure Relating to the PIMCO CCM Mega-Cap Fund, PIMCO CCM Capital Appreciation Fund, PIMCO CCM Mid-Cap Fund and PIMCO CCM Emerging Companies Fund

         Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Mega-Cap Fund, PIMCO CCM Capital Appreciation Fund, PIMCO CCM Mid-Cap Fund and PIMCO CCM Emerging Companies Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO PEA Renaissance Fund
                             Dated November 1, 2002

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO PEA Innovation Fund
                             Dated November 1, 2002

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

  Disclosure Relating to the PIMCO NACM Flex-Cap Value Fund and NACM Value Fund

         Stephen Sexauer is a portfolio manager for the PIMCO NACM Flex-Cap Value Fund and the lead portfolio manager for the PIMCO NACM Value Fund. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly and the following information is also added therein:

         Stephen Sexauer joined Nicholas-Applegate in 2003 as team leader for the Value Equity team and has lead portfolio management responsibilities for the firm's Large Cap Value Equity strategy. Mr. Sexauer spent the previous 13 years at Morgan Stanley Investment Management, where he was a senior portfolio manager. He earned his M.B.A. in economics and statistics from the University of Chicago and a B.S. in economics from the University of Illinois. He has 27 years of investment experience.

                Disclosure Relating to the PIMCO NACM Growth Fund

         Carrie L. Boyko is a member of the PIMCO NACM Growth Fund's portfolio management team. The disclosure in the Prospectus under "Management of the Funds--NACM" is modified accordingly and the following information is also added therein:

         Carrie Boyko is an investment analyst with portfolio management and research responsibilities on the U.S. Large and Mid Cap Growth team. Prior to joining the firm in 1997, Ms. Boyko was with the Pershing Division of Donaldson, Lufkin & Jenrette. She earned her M.S.B.A. in finance and B.S.B.A. in management from San Diego State University. She has 12 years of investment experience.

              Disclosure Relating to the PIMCO PEA Opportunity Fund

         Mr. Michael F. Gaffney is no longer a portfolio manager for the PIMCO PEA Opportunity Fund. Michael Corelli and Jamie Michaelson are replacing Mr. Gaffney as co-portfolio managers for the PIMCO PEA Opportunity Fund. The disclosure in the Prospectus under "Management of the Funds--PIMCO Equity Advisors" is modified accordingly and the following information is also added therein:

         Mr. Corelli joined PIMCO Equity Advisors in 1999 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the business services, software and energy sectors. Previously, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has over 10 years of investment experience and received his B.A. from Bucknell University.

         Mr. Michaelson joined PIMCO Equity Advisors in 2000 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. Mr. Michaelson has over eight years of investment experience and received his B.A. from Bucknell University.

            Disclosure Relating to the PIMCO PEA Growth & Income Fund

         Mr. Peter C. Thoms is no longer a co-portfolio manager of the PIMCO PEA Growth & Income Fund. Mr. Kenneth W. Corba will remain as the sole portfolio manager of the Fund.

                Disclosure Relating to the PIMCO PEA Target Fund

         The Fund Summary for the PIMCO PEA Target Fund is revised to indicate that the "Approximate Number of Holdings" which the Fund intends to have is "up to 100." Previously, the Fund Summary indicated that the "Approximate Number of Holdings" which the Fund intended to have was between 40 to 60. Accordingly, the Summary Information table on page 3 of the Prospectus is also revised to indicate that the Fund's "Approximate Number of Holdings" is now "up to 100."

         Disclosure Relating to the PIMCO CCM Capital Appreciation Fund
                           and PIMCO CCM Mid-Cap Fund

         Mr. Wayne A. Wicker is no longer a co-portfolio manager for the PIMCO CCM Capital Appreciation Fund and PIMCO CCM Mid-Cap Fund. Messrs. David B. Breed and William B. Bannick and Ms. Katherine A. Burdon will continue as the co-portfolio managers for these Funds. The disclosure in the Prospectus under "Management of the Funds--Cadence" is modified accordingly.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                               of PIMCO RCM Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

             Disclosure Relating to the PIMCO RCM Global Equity Fund

         The PIMCO RCM Global Equity Fund has dissolved and its shares are no longer offered to the public.

           Disclosure Relating to the PIMCO RCM Global Technology Fund

         The disclosure in the last paragraph of the Prospectus under "Management of the Funds--Sub-Adviser" is revised so that the paragraph reads, in its entirety: "The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                  to the Prospectus for Class A, B and C Shares
                    of PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

             Disclosure Relating to the PIMCO RCM Global Equity Fund

The PIMCO RCM Global Equity Fund has dissolved and its shares are no longer offered to the public.

           Disclosure Relating to the PIMCO RCM Global Technology Fund

         The disclosure in the last paragraph of the Prospectus under "Management of the Funds--Dresdner RCM" is revised so that the paragraph reads, in its entirety: "The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated May 2, 2003
                      to the Prospectus for Class D Shares
                    of PIMCO International/Sector Stock Funds
                             Dated November 1, 2002

                        Disclosure Relating to All Funds

         The disclosure in the second paragraph of the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

             Disclosure Relating to the PIMCO RCM Global Equity Fund

         The PIMCO RCM Global Equity Fund has dissolved and its shares are no longer offered to the public.

           Disclosure Relating to the PIMCO RCM Global Technology Fund

         The disclosure in the last paragraph of the Prospectus under "Management of the Funds--Dresdner RCM" is revised so that the paragraph reads, in its entirety: "The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team."